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                                                                    Chicago
[LOGO OF VedderPrice]                                               New York
                                                                    Washington, DC
                                                                    London
                                                                    San Francisco
                                                                    Los Angeles
                                                                    Singapore
                                                                    vedderprice.com
April 30, 2018
                                                                    W. Thomas Conner
                                                                    Shareholder*
                                                                    +1 212 407 7715
                                                                    tconner@vedderprice.com
EDGAR CORRESPONDENCE SUBMISSION                                     *Attorney licensed to practice in DC, MA and VA; supervised by
-------------------------------                                     Vedder Price P.C. attorneys in the state of New York.
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Initial Registration Statement on Form N-4
     Metropolitan Tower Life Insurance Company
     General American Separate Account Two (File No. 811-02162)

Commissioners:

On behalf of Metropolitan Tower Life Insurance Company (the "Company") and General American Separate Account Two (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") on Form N-4 for certain variable annuity contracts (the "Contracts"). The Initial Registration Statement is being filed for the purpose of registering interests under the Contracts on a new Form N-4. Interests under the Contracts were previously registered on Form N-4 (File No. 002-39272) and funded by the Account. Upon effectiveness of a merger between General American Life Insurance Company with and into the Company, (i) the Company became the Depositor of the Contracts and
(ii) the Account was transferred intact to the Company.

The Company, the Registrant, and the principal underwriter are submitting acceleration requests pursuant to Rule 461, requesting acceleration to April 30, 2018. We note in this regard that we have worked closely with the Staff of the Commission over the past several months on this filing, and greatly appreciate the Staff's effort and cooperation in reviewing and providing comments on prior versions of the Amendment that we submitted.

If you have any questions or comments on the Initial Registration Statement, please do not hesitate to call the undersigned at (212) 407-7715.

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              1633 Broadway, 31st Floor | New York, New York 10019 | T +1 212 407 7700 | F +1 212 407 7799
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Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.
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U.S. Securities and Commission
April 30, 2018
Page 2

Sincerely,

/W. Thomas Conner/

WTC/HC
cc:  Heather C. Harker
     Nathaniel Segal
     Emily T. Rubino